Other Income, Net (Tables)	12 Months Ended
Mar. 31, 2020
Other Income and Expenses [Abstract]
Summary of Other Income, Net

	For the year ended March 31,
	2018	2019	2020
	RMB	RMB	RMB
Government grants	2,646	13,430	13,938
Gains on disposal of property and equipment	11,043	772	666
Exchange gains/(losses)	8,805	(7,068)	(4,136)
Others	(3,533)	1,627	1,004

Total	18,961	8,761	11,472